UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:   William W. Wang
Title:  CFO
Phone:  212-687-6834
Signature, Place and Date of Signing:

      April 13, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    49075

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CITIGROUP INC  COM STK         OPTIONS - PUTS   99OBG2CX6     9746  3852000 SH  PUT  SOLE                3852000        0        0
D CV THERAPEUTICS INC  COM STK   COMMON STOCK     126667104     5380   270625 SH       SOLE                 270625        0        0
D LIGAND PHARMACEUTICA LS INC CL COMMON STOCK     53220K207     2538   851516 SH       SOLE                 851516        0        0
D MERCK & CO INC  COM STK        COMMON STOCK     589331107     1542    57659 SH       SOLE                  57659        0        0
D ROHM & HAAS CO  COM STK        COMMON STOCK     775371107      378     4800 SH       SOLE                   4800        0        0
D ROHM & HAAS CO  COM STK        OPTIONS - CALLS  99OB9DTZ7    11905   151000 SH  CALL SOLE                 151000        0        0
D ROHM & HAAS CO  COM STK        OPTIONS - CALLS  99OB9DV01     3154    40000 SH  CALL SOLE                  40000        0        0
D SUN MICROSYSTEMS INC  COM STK  COMMON STOCK     866810203     1468   200600 SH       SOLE                 200600        0        0
D WYETH SHS                      COMMON STOCK     983024100    12964   301200 SH       SOLE                 301200        0        0
S REPORT SUMMARY                 9  DATA RECORDS               49075        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED